UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31

Date of reporting period: January 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

SMITH BARNEY

ALLOCATION

SERIES INC.

ANNUAL REPORT   |   JANUARY 31, 2005

HIGH GROWTH PORTFOLIO GROWTH PORTFOLIO BALANCED PORTFOLIO CONSERVATIVE PORTFOLIO INCOME PORTFOLIO

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the period. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)i growth was a robust 4.0% in the third quarter. The advance estimate for fourth quarter GDP growth was 3.1%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004 – the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, and December 2004, bringing the target for the federal funds rate to 2.25%. On February 2, 2005, after the fund’s reporting period had ended, the Fed raised rates an additional 0.25% to 2.50%.

During the 12-month period covered by this report, the U.S. stock market generated positive results, with the S&P 500 Indexiv returning 6.22%. During much of the period, stocks traded in a fairly narrow range, as the issues listed above caused many investors to remain on the sidelines. However, in late October 2004, equities in both the U.S. and abroad began to rally sharply. With the uncertainty of the presidential election behind them, coupled with falling oil prices, investors were drawn to the equity markets. The market’s ascent continued in November and December, before weakening and giving back some of its gains in January 2005.

Looking at the fiscal year as a whole, value-oriented stocks significantly outperformed their growth counterparts. In addition, small- and mid-capitalization stocks generally outperformed their larger brethren.

Please read on for a more detailed look at prevailing economic and market conditions during the funds’ fiscal year and to learn how those conditions have affected fund performance.

Information About Your Fund

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The funds have been informed that the

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Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 22, 2005

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

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THE HIGH GROWTH PORTFOLIO

Target Asset Allocation

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series’ Board of Directors.

Performance Review

For the 12 months ended January 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — High Growth Portfolio, excluding sales charges, returned 3.68%. The fund underperformed the Lipper Multi-Cap Core Funds Category Average1 which was 6.08% for the same period. The fund’s unmanaged benchmarks, the S&P 500 Index,i the Russell 2000 Index,ii the MSCI EAFE Indexiii and the Citigroup High Yield Market

Index,iv returned 6.22%, 8.67%, 13.82% and 8.75%, respectively, for the same period.

PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

	6 Months	12 Months

Class A Shares — High Growth Portfolio	10.31%	3.68%

S&P 500 Index	8.15%	6.22%

Russell 2000 Index	13.88%	8.67%

MSCI EAFE Index	15.81%	13.82%

Citigroup High Yield Market Index	7.95%	8.75%

Lipper Multi-Cap Core Funds Category Average	9.43%	6.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 9.96% and Class C shares returned 10.07% over the six months ended January 31, 2005. Excluding sales charges, Class B shares returned 2.85% and Class C shares returned 3.07% over the twelve months ended January 31, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 761 funds for the six-month period and among the 705 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 705 funds in the fund’s Lipper category, and excluding sales charges.

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Market Overview

For much of the period under review, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.v During this time, markets were anticipating and then reacting to what Federal Reserve Board (“Fed”)vi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election also contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gaining 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance1

The fund invests in a diversified group of Smith Barney mutual funds, which includes a variety of equity funds as well as a high yield bond fund. The equity funds produced a wide range of returns, with most lagging the S&P 500 Index. The best performer was the Smith Barney International All Cap Growth Fund, which benefited from the weakness of the U.S. dollar and gained 12.97%. The worst performer was the Smith Barney Large Capitalization Growth Fund, which lost 5.05% for the period. The only U.S. equity fund that outperformed the S&P 500 Index was the Smith Barney Small Cap Core Fund, which gained 8.61%. The Smith Barney High Income Fund gained 8.66% for the period, outperforming all but one of the equity funds.

Thank you for your investment in the Smith Barney Allocation Series Inc. — High Growth Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

February 23, 2005

[1]	The Fund invests in the Class Y shares of a selection of Smith Barney Mutual Funds. Each of those funds also offers Class A, B and C shares, which are subject to different fees and expenses.

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 35 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
iii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
iv	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
[v]	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
vi	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

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The Allocation Series High Growth Portfolio Breakdown (as of 1/31/05) (unaudited)

As a Percentage of Total Investments

21% Smith Barney Small Cap Core Fund, Inc.

Top 5 Sectors:
- Financials
- Industrials
- Consumer Discretionary
- Information Technology
- Healthcare

0%* Repurchase Agreement*

Top 5 Sectors:
- Information Technology
- Consumer Discretionary
- Healthcare
- Financials
- Consumer Staples

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Industrials
- Information Technology
- Healthcare

14% Smith Barney Aggressive Growth Fund Inc.

Top 5 Sectors:
- Healthcare
- Consumer Discretionary
- Energy
- Financials
- Information Technology

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Industrials
- Healthcare

Top 5 Sectors:
- Consumer Discretionary
- Information Technology
- Financials
- Industrials
- Healthcare

Top 5 Sectors:
- Information Technology
- Healthcare
- Industrials
- Consumer Discretionary
- Financials

Top 5 Sectors:
- Industrials
- Consumer Discretionary
- Telecommunication Services
- Energy
- Utilities

Top 5 Sectors:
- Financials
- Industrials
- Information Technology
- Consumer Discretionary
- Healthcare

8% Smith Barney Funds, Inc. — Large Cap Value Fund

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Energy
- Industrials

*Represents Less Than 1%

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Average Annual Total Returns(1) (unaudited)

	Without Sales Charges(2)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	3.68%	2.85%	3.07%

Five Years Ended 1/31/05	(1.13)	(1.87)	(1.77)

Inception* through 1/31/05	5.44	4.62	4.68

	With Sales Charges(3)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	(1.50)%	(2.15)%	2.07%

Five Years Ended 1/31/05	(2.14)	(2.04)	(1.77)

Inception* through 1/31/05	4.84	4.62	4.68

Cumulative Total Returns(1) (unaudited)
	Without Sales Charges(2)

Class A (Inception* through 1/31/05)		60.96%

Class B (Inception* through 1/31/05)		50.03

Class C† (Inception* through 1/31/05)		50.90

(1)	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares.
(3)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charges of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed effective February 2, 2004.
*	Inception date for Class A, B and C shares is February 5, 1996.
†	On April 29, 2004, Class L shares were renamed as Class C shares.

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Value of $10,000 Invested in Class A, B and C Shares of the High Growth Portfolio vs.

the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index

and Citigroup High Yield Market Index

February 5, 1996 — January 31, 2005 (unaudited)

Hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charges at the time of investment for Class A shares . It also assumes reinvestment of dividends and capital gains, if any, through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International (“MSCI”) EAFE Index consists of the equity total returns for Europe, Australasia and the Far East. The Citigroup High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.

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THE GROWTH PORTFOLIO

Target Asset Allocation

The Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed from time to time upon the approval of the Smith Barney Allocation Series’ Board of Directors.

Performance Review

For the 12 months ended January 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Growth Portfolio, excluding sales charges, returned 3.40%. The fund underperformed its unmanaged benchmarks, the S&P 500 Index,i the Russell 2000 Index,ii the MSCI EAFE Indexiii and the Lehman Brothers Government/Credit Bond Indexiv, which returned 6.22%, 8.67%, 13.82% and 3.97%, respectively, for the same period. The Lipper Multi-Cap Core Funds Category Average1 was 6.08%.

PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

	6 Months	12 Months

Class A Shares — Growth Portfolio	8.49%	3.40%

S&P 500 Index	8.15%	6.22%

Russell 2000 Index	13.88%	8.67%

MSCI EAFE Index	15.81%	13.82%

Lehman Brothers Government/Credit Bond Index	4.02%	3.97%

Lipper Multi-Cap Core Funds Category Average	9.43%	6.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 8.06% and Class C shares returned 8.14% over the six months ended January 31, 2005. Excluding sales charges, Class B shares returned 2.58% and Class C shares returned 2.79% over the twelve months ended January 31, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 761 funds for the six-month period and among the 705 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 705 funds in the fund’s Lipper category, and excluding sales charges.

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Market Overview

For much of the period under review, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.v During this time, markets were anticipating and then reacting to what Federal Reserve Board (“Fed”)vi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election also contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gaining 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance1

The fund invests in a diversified group of Smith Barney mutual funds, predominantly equity funds, but with a few fixed income funds as well. The equity funds had very mixed results for the year. The best performer was the Smith Barney International All Cap Growth Fund, which had a gain of 12.97%, partly driven by the weakness of the U.S. dollar, which boosts returns on foreign stocks for U.S. investors. The Smith Barney Small Cap Core Fund was up 8.61%, and the Smith Barney Hansberger Global Value Fund, which also includes some foreign stocks, was up 7.40%. But the Smith Barney Large Cap Growth Fund, which is the single largest position in the fund, was actually down 5.05%, and the Smith Barney Small Cap Growth Fund was up only 0.49%. The fixed income funds did quite well as a group. The Smith Barney High Income Fund was the second best performer after the International All Cap Growth Fund, with a gain of 8.66%, and the Smith Barney Investment Grade Bond Fund was up 7.05%, beating most of the equity funds as well.

Thank you for your investment in the Smith Barney Allocation Series Inc. — Growth Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

February 23, 2005

[1]	The Fund invests in the Class Y shares of a selection of Smith Barney Mutual Funds. Each of those funds also offers Class A, B and C shares, which are subject to different fees and expenses.

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 36 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
iii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
iv	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
[v]	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
vi	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

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The Allocation Series Growth Portfolio Breakdown (as of 1/31/05) (unaudited)

As a Percentage of Total Investments

Top 5 Sectors:
- Financials
- Industrials
- Information Technology
- Consumer Discretionary
- Healthcare

0%* Repurchase Agreement*

16% Smith Barney Funds, Inc. — Large Cap Value Fund

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Energy
- Industrials

Top 5 Sectors:
- Industrials
- Consumer Discretionary
- Telecommunication Services
- Energy
- Utilities

Top 5 Sectors:
- Finance
- Banking
- Oil & Gas
- Electric
- Insurance

Top 5 Sectors:
- Information Technology
- Consumer Discretionary
- Healthcare
- Financials
- Consumer Staples

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Industrials
- Healthcare

Top 5 Sectors:
- Information Technology
- Healthcare
- Industrials
- Consumer Discretionary
- Financials

Top 3 Sectors:
- U.S. Government Agency Obligations
- U.S. Government Obligations
- Collateralized Mortgage Obligations

7% Smith Barney Aggressive Growth Fund Inc.

Top 5 Sectors:
- Healthcare
- Consumer Discretionary
- Energy
- Financials
- Information Technology

Top 5 Sectors:
- Consumer Discretionary
- Information Technology
- Financials
- Industrials
- Healthcare

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Industrials
- Information Technology
- Healthcare

7% Smith Barney Small Cap Core Fund, Inc.

Top 5 Sectors:
- Financials
- Industrials
- Consumer Discretionary
- Information Technology
- Healthcare

***Represents Less Than 1%**

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Average Annual Total Returns(1) (unaudited)

	Without Sales Charges(2)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	3.40%	2.58%	2.79%

Five Years Ended 1/31/05	(0.30)	(1.04)	(0.96)

Inception* through 1/31/05	5.16	4.38	4.43

	With Sales Charges(3)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	(1.74)%	(2.42)%	1.79%

Five Years Ended 1/31/05	1.32	(1.20)	(0.96)

Inception* through 1/31/05	4.56	4.38	4.43

Cumulative Total Returns(1) (unaudited)
	Without Sales Charges(2)

Class A (Inception* through 1/31/05)		57.18%

Class B (Inception* through 1/31/05)		46.95

Class C† (Inception* through 1/31/05)		47.61

(1)	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares.
(3)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charges of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed effective February 2, 2004.
*	Inception date for Class A, B and C shares is February 5, 1996.
†	On April 29, 2004, Class L shares were renamed as Class C shares.

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Value of $10,000 Invested in Class A, B and C Shares
of the Growth Portfolio vs.

the S&P 500 Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index

and Lehman Brothers Government/Credit Bond Index

February 5, 1996 — January 31, 2005 (unaudited)

Hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charges at the time of investment for Class A shares. It also assumes reinvestment of dividends and capital gains, if any, through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International (“MSCI”) EAFE Index is a composite index that consists of equity total returns for Europe, Australasia and the Far East. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

●

THE BALANCED PORTFOLIO

Target Asset Allocation

The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series’ Board of Directors.

Performance Review

For the 12 months ended January 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Balanced Portfolio, excluding sales charges, returned 3.51%. In comparison, the fund’s unmanaged benchmarks, the S&P 500 Index,i the Lehman Brothers Government/Credit Bond Index,ii the Citigroup World Government Bond Indexiii and the Citigroup One-Year U.S. Treasury Bill Index,iv returned 6.22%, 3.97%, 8.51% and 0.70%, respectively, for the same period. The Lipper Balanced Funds Category Average1 was 5.12%.

PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

	6 Months	12 Months

Class A Shares — Balanced Portfolio	5.85%	3.51%

S&P 500 Index	8.15%	6.22%

Lehman Brothers Government/Credit Bond Index	4.02%	3.97%

Citigroup World Government Bond Index	11.05%	8.51%

Citigroup One-Year U.S. Treasury Bill Index	0.49%	0.70%

Lipper Balanced Funds Category Average	6.88%	5.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 5.39% and Class C shares returned 5.53% over the six months ended January 31, 2005. Excluding sales charges, Class B shares returned 2.64% and Class C shares returned 2.74% over the twelve months ended January 31, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 626 funds for the six-month period and among the 578 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 578 funds in the fund’s Lipper category, and excluding sales charges.

●

Market Overview

For much of the period, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.v During this time, markets were anticipating and then reacting to what Federal Reserve Board (“Fed”)vi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gaining 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance1

The fund invests in a diversified group of Smith Barney mutual funds, which includes some equity funds and some fixed income funds. Reflecting the narrow difference between the returns for the stock and bond markets during the period, there was a similarly narrow range of returns across most of the sub-funds within the fund. The best performer was the Smith Barney International All Cap Growth Fund, which benefited from the weakness of the U.S. dollar, gaining 12.97% for the period. The U.S. equity funds lagged the S&P 500 Index, generating returns ranging from 6.48% in the Smith Barney Appreciation Fund to 0.61% in the Smith Barney Fundamental Value Fund. On the fixed income side, returns ranged from a high of 6.91% in the Smith Barney Diversified Strategic Income Fund to a low of -0.52% in the Smith Barney Convertible Fund and 1.36% in the Smith Barney Short-Term Investment Grade Bond Fund.

Thank you for your investment in the Smith Barney Allocation Series Inc. — Balanced Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

February 23, 2005

[1]	The Fund invests in the Class Y shares of a selection of Smith Barney Mutual Funds. Each of those funds also offers Class A, B and C shares, which are subject to different fees and expenses.

●

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 37 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
iii	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.
iv	The Citigroup One-Year Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.
[v]	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
vi	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

●

The Allocation Series Balanced Portfolio Breakdown (as of 1/31/05) (unaudited)

As a Percentage of Total Investments

0%* Repurchase Agreement*

9% Smith Barney Managed Governments Fund Inc.

Top 3 Sectors:
- Mortgage-Backed Securities
- Repurchase Agreements
- U.S. Treasury Notes

11% Smith Barney Income Funds — SB Convertible Fund

Top 5 Sectors:
- Information Technology
- Financials
- Healthcare
- Industrials
- Consumer Discretionary

Top 3 Sectors:
- U.S. Government Agency Obligations
- U.S. Government Obligations
- Collateralized Mortgage Obligations

Top 5 Sectors:
- Corporate Bonds & Notes & Convertible Corporate Notes
- U.S. Government Agency Obligations
- Repurchase Agreements
- Emerging Markets Debt
- Asset-Backed Securities

13% Smith Barney Appreciation Fund Inc.

Top 5 Sectors:
- Financials
- Industrials
- Consumer Discretionary
- Repurchase Agreements
- Information Technology

13% Smith Barney Fundamental Value Fund Inc.

Top 5 Sectors:
- Information Technology
- Financials
- Consumer Discretionary
- Healthcare
- Materials

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Industrials
- Healthcare

3% Smith Barney Funds, Inc. — Large Cap Value Fund

Top 5 Sectors:
- Financials
- Consumer Discretionary
- Information Technology
- Energy
- Industrials

Top 5 Sectors:
- Financials
- Industrials
- Information Technology
- Consumer Discretionary
- Healthcare

Top 5 Sectors:
- Financials
- Collateralized Mortgage Obligations
- U.S. Government Obligations & Agencies
- Consumer Staples
- Consumer Discretionary

Top 5 Sectors:
- Information Technology
- Consumer Discretionary
- Healthcare
- Financials
- Consumer Staples

*Represents Less Than 1%

●

Average Annual Total Returns(1) (unaudited)

	Without Sales Charges(2)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	3.51%	2.64%	2.74%

Five Years Ended 1/31/05	4.19	3.41	3.47

Inception* through 1/31/05	6.29	5.49	5.52

	With Sales Charges(3)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	(1.67)%	(2.36)%	1.74%

Five Years Ended 1/31/05	3.13	3.24	3.47

Inception* through 1/31/05	5.68	5.49	5.52

Cumulative Total Returns(1) (unaudited)
	Without Sales Charges(2)

Class A (Inception* through 1/31/05)		72.98%

Class B (Inception* through 1/31/05)		61.64

Class C† (Inception* through 1/31/05)		62.15

(1)	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares.
(3)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charges of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed effective February 2, 2004.
*	Inception date for Class A, B and C shares is February 5, 1996.
†	On April 29, 2004, Class L shares were renamed as Class C shares.

●

Value of $10,000 Invested in Class A, B and C Shares of the Balanced Portfolio vs. the S&P 500 Index, Lehman Brothers Government/Credit Bond Index, Citigroup One-Year U.S. Treasury Bill Index and Citigroup World Government Bond Index

February 5, 1996 — January 31, 2005 (unaudited)

Hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charges at the time of investment for Class A shares. It also assumes reinvestment of dividends and capital gains, if any, through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year U.S. Treasury Bill whose return is tracked until its maturity. The Citigroup World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

●

THE CONSERVATIVE PORTFOLIO

Target Asset Allocation

The Conservative Portfolio primarily seeks income and secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series’ Board of Directors.

Performance Review

For the 12 months ended January 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Conservative Portfolio, excluding sales charges, returned 3.98%. In comparison, the fund’s unmanaged benchmarks, the S&P 500 Index,i the Lehman Brothers Government/Credit Bond Index,ii the Citigroup High Yield Market Indexiii and the Citigroup One-Year U.S. Treasury Bill Index,iv returned 6.22%, 3.97%, 8.75% and 0.70%, respectively, for the same period. The Lipper Income Funds Category Average1 was 5.86%.

PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

	6 Months	12 Months

Class A Shares — Conservative Portfolio	5.39%	3.98%

S&P 500 Index	8.15%	6.22%

Lehman Brothers Government/Credit Bond Index	4.02%	3.97%

Citigroup High Yield Market Index	7.95%	8.75%

Citigroup One-Year U.S. Treasury Bill Index	0.49%	0.70%

Lipper Income Funds Category Average	6.27%	5.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 5.12% and Class C shares returned 5.06% over the six months ended January 31, 2005. Excluding sales charges, Class B shares returned 3.47% and Class C shares returned 3.42% over the twelve months ended January 31, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 222 funds for the six-month period and among the 198 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 198 funds in the fund’s Lipper category, and excluding sales charges.

●

Market Overview

For much of the period, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.v During this time, markets were anticipating and then reacting to what Federal Reserve Board (‘‘Fed’’)vi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election also contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gaining 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance1

The fund invests in a diversified group of Smith Barney mutual funds, consisting mainly of fixed income funds, but with a few equity funds as well. The range of returns across all of the funds was remarkably narrow over the past year. The best performing fund was the Smith Barney High Income Fund, which was up 8.66%. Three other funds had returns of over 6.0% — Smith Barney Hansberger Global Value Fund, up 7.40%, the Smith Barney Appreciation Fund, up 6.48%, and the Smith Barney Diversified Strategic Income Fund, up 6.91%. At the other end of the spectrum, the worst performing fund was the Smith Barney Convertible Fund, which was down 0.52%. The Smith Barney Fundamental Value Fund was up 0.61% and the Smith Barney Short-Term Investment Grade Bond Fund was up 1.36%.

Thank you for your investment in the Smith Barney Allocation Series Inc. — Conservative Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

February 23, 2005

[1]	The Fund invests in the Class Y shares of a selection of Smith Barney Mutual Funds. Each of those funds also offers Class A, B and C shares, which are subject to different fees and expenses.

●

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 38 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. The fund may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
iii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
iv	The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.
[v]	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
vi	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

●

The Allocation Series Conservative Portfolio Breakdown (as of 1/31/05) (unaudited)

As a Percentage of Total Investments

20% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors:
Corporate Bonds & Notes & Convertible Corporate Notes
U.S. Government Agency Obligations
Repurchase Agreements
Emerging Markets Debt
Asset-Backed Securities
1% Repurchase Agreement
15% Smith Barney Managed Governments Fund Inc.
Top 3 Sectors:
Mortgage-Backed Securities
Repurchase Agreements
U.S. Treasury Notes
10% Smith Barney Investment Funds Inc. — Smith Barney Government Securities Fund
Top 3 Sectors:
U.S. Government Agency Obligations
U.S. Government Obligations
Collateralized Mortgage Obligations
10% Smith Barney Income Funds — SB Convertible Fund
Top 5 Sectors:
Information Technology
Financials
Healthcare
Industrials
Consumer Discretionary
10% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors:
Industrials
Consumer Discretionary
Telecommunication Services
Energy
Utilities
10% Smith Barney Appreciation Fund Inc.
Top 5 Sectors:
Financials
Industrials
Consumer Discretionary
Repurchase Agreements
Information Technology
5% Smith Barney Fundamental Value Fund Inc.
Top 5 Sectors:
Information Technology
Financials
Consumer Discretionary
Healthcare
Materials
5% Smith Barney Investment Trust — Smith Barney Large Capitalization Growth Fund
Top 5 Sectors:
Information Technology
Consumer Discretionary
Healthcare
Financials
Consumer Staples
10% Smith Barney Investment Series — SB Growth and Income Fund
Top 5 Sectors:
Financials
Industrials
Information Technology
Consumer Discretionary
Healthcare
4% Smith Barney Funds, Inc. — Short-Term Investment Grade Bond Fund
Top 5 Sectors:
Financials
Collateralized Mortgage Obligations
U.S. Government Obligations & Agencies
Consumer Staples
Consumer Discretionary

●

Average Annual Total Returns(1) (unaudited)

	Without Sales Charges(2)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	3.98%	3.47%	3.42%

Five Years Ended 1/31/05	5.06	4.51	4.54

Inception* through 1/31/05	5.90	5.37	5.41

	With Sales Charges(3)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	(0.66)%	(1.03)%	2.42%

Five Years Ended 1/31/05	4.09	4.35	4.54

Inception* through 1/31/05	5.36	5.37	5.41

Cumulative Total Returns(1) (unaudited)
	Without Sales Charges(2)

Class A (Inception* through 1/31/05)		67.48%

Class B (Inception* through 1/31/05)		60.01

Class C† (Inception* through 1/31/05)		60.62

(1)	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares.
(3)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charges of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. The CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed effective February 2, 2004.
*	Inception date for Class A, B and C shares is February 5, 1996.
†	On April 29, 2004, Class L shares were renamed as Class C shares.

●

Value of $10,000 Invested in Class A, B and C Shares of the Conservative Portfolio vs.
the S&P 500 Index, Lehman Brothers Government/Credit Bond Index,
Citigroup High Yield Market Index and Citigroup One-Year U.S. Treasury Bill Index

February 5, 1996 — January 31, 2005 (unaudited)

Hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% sales charges at the time of investment for Class A shares. It also assumes reinvestment of dividends and capital gains, if any through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year U.S. Treasury Bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

●

THE INCOME PORTFOLIO

Target Asset Allocation

The Income Portfolio seeks high current income by investing primarily in bond funds.

The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the fund may vary depending upon market conditions, cash flows in and out of the fund and other factors. In addition, the allocation and investment ranges of the fund may be changed, from time to time, upon the approval of the Smith Barney Allocation Series’ Board of Directors.

Performance Review

For the 12 months ended January 31, 2005, Class A shares of the Smith Barney Allocation Series Inc. — Income Portfolio, excluding sales charges, returned 4.26%. The fund outperformed the Lipper General Bonds Funds Category Average1 which was 3.59%. In comparison, the fund’s unmanaged benchmarks, the S&P 500 Index,i the Lehman Brothers Government/Credit Bond Index,ii the Citigroup High Yield Market Indexiii and the Citigroup One-Year U.S. Treasury Bill Index,iv returned 6.22%, 3.97%, 8.75% and 0.70%, respectively, for the same period. The Lipper General Bonds Funds Category Average was 3.59%.

PERFORMANCE SNAPSHOT

AS OF JANUARY 31, 2005

(excluding sales charges)

(unaudited)

	6 Months	12 Months

Class A Shares — Income Portfolio	4.80%	4.26%

S&P 500 Index	8.15%	6.22%

Lehman Brothers Government/Credit Bond Index	4.02%	3.97%

Citigroup High Yield Market Index	7.95%	8.75%

Citigroup One-Year U.S. Treasury Bill Index	0.49%	0.70%

Lipper General Bonds Funds Category Average	3.79%	3.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Performance figures may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 4.48% and Class C shares returned 4.51% over the six months ended January 31, 2005. Excluding sales charges, Class B shares returned 3.76% and Class C shares returned 3.81% over the twelve months ended January 31, 2005.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 36 funds for the six-month period and among the 33 funds for the 12-month period in the fund’s Lipper category and excluding sales charges.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended January 31, 2005, including the reinvestment of dividends and capital gains distribution, if any, calculated among the 33 funds in the fund’s Lipper category, and excluding sales charges.

●

Market Overview

For much of the period under review, the stock and bond markets moved in a fairly narrow range. For the first nine months of the period, in fact, the S&P 500 Index was practically unchanged — it fell 0.1% on a price-only basis, but returned 1.2% including dividends. Bonds also moved in a narrow range during that time, but outperformed stocks, finishing the first nine months of the period with a gain of 3.5% as measured by the Citigroup Broad Investment Grade (“BIG”) Bond Index.v During this time, markets were anticipating and then reacting to what Federal Reserve Board (“Fed”)vi Chairman Alan Greenspan referred to as the “soft patch” in the U.S. economy. Uncertainty about the outcome of the presidential election also contributed to investors’ uncertainty. In the final three months of the period, though, the stock market rallied strongly, with the S&P 500 Index gaining 5.0% on a total return basis, versus a gain of just 0.8% for the Citigroup BIG Bond Index. For the twelve months as a whole, stocks slightly outperformed bonds, with the S&P 500 Index returning 6.22% and the Citigroup BIG Bond Index returning 4.29%. Ten-year U.S. Government bond yields ended the period exactly where they started, at 4.13%, although they got as low as 3.68% in March and as high as 4.87% in June.

Fund Performance1

The fund invests in a diversified group of Smith Barney mutual funds, consisting mostly of fixed income funds but with a few equity funds as well. The two equity funds did help to boost performance, with the Smith Barney Appreciation Fund gaining 6.48% and the Smith Barney Capital and Income Fund gaining 5.40% for the period as a whole. Among the fixed income funds, the biggest allocations were to the Smith Barney High Income Fund (up 8.66%), the Smith Barney Diversified Strategic Income Fund (up 6.91%), and the Smith Barney Managed Governments Fund (up 3.42%). The worst performing fund was the Smith Barney Convertible Fund (down 0.52%), but it was also the smallest allocation.

Thank you for your investment in the Smith Barney Allocation Series Inc. — Income Portfolio. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the fund’s investment goals.

Sincerely,

Steven Bleiberg

Portfolio Manager

February 23, 2005

[1]	The Fund invests in the Class Y shares of a selection of Smith Barney Mutual Funds. Each of those funds also offers Class A, B and C shares, which are subject to different fees and expenses.

●

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2005 and are subject to change and may not be representative of the portfolio manager’s current or future investments. Please refer to page 39 for a list and percentage breakdown of the fund’s holdings.

RISKS: Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
ii	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
iii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
iv	The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.
[v]	The Citigroup Broad Investment Grade Bond Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities.
vi	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

●

The Allocation Series Income Portfolio Breakdown (as of 1/31/05) (unaudited)

As a Percentage of Total Investments

20% Smith Barney Managed Governments Fund Inc.
Top 3 Sectors:
Mortgage-Backed Securities
Repurchase Agreements
U.S. Treasury Notes
20% Smith Barney Income Funds — Smith Barney Diversified Strategic Income Fund
Top 5 Sectors:
Corporate Bonds & Notes & Convertible Corporate Notes
U.S. Government Agency Obligations
Repurchase Agreements
Emerging Markets Debt
Asset-Backed Securities
20% Smith Barney Income Funds — Smith Barney High Income Fund
Top 5 Sectors:
Industrials
Consumer Discretionary
Telecommunication Services
Energy
Utilities
15% Smith Barney Investment Funds Inc. — Smith Barney Government Securities Fund
Top 3 Sectors:
U.S. Government Agency Obligations
U.S. Government Obligations
Collateralized Mortgage Obligations
1% Repurchase Agreement
5% Smith Barney Income Funds — SB Capital and Income Fund
Top 5 Sectors:
Financials
Consumer Discretionary
Telecommunication Services
Healthcare
Energy
5% Smith Barney Appreciation Fund Inc.
Top 5 Sectors:
Financials
Industrials
Consumer Discretionary
Repurchase Agreements
Information Technology
5% Smith Barney Income Funds — SB Convertible Fund
Top 5 Sectors:
Information Technology
Financials
Healthcare
Industrials
Consumer Discretionary
9% Smith Barney Funds, Inc. — Short-Term Investment Grade Bond Fund
Top 5 Sectors:
Financials
Collateralized Mortgage Obligations
U.S. Government Obligations & Agencies
Consumer Staples
Consumer Discretionary

●

Average Annual Total Returns(1) (unaudited)

	Without Sales Charges(2)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	4.26%	3.76%	3.81%

Five Years Ended 1/31/05	5.13	4.59	4.64

Inception* through 1/31/05	5.22	4.69	4.74

	With Sales Charges(3)
	Class A	Class B	Class C†

Twelve Months Ended 1/31/05	(0.46)%	(0.74)%	2.81%

Five Years Ended 1/31/05	4.17	4.42	4.64

Inception* through 1/31/05	4.69	4.69	4.74

Cumulative Total Returns(1) (unaudited)
		Without Sales Charges(2)

Class A (Inception* through 1/31/05)		58.04%

Class B (Inception* through 1/31/05)		51.00

Class C (Inception* through 1/31/05)		51.66

(1)	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares.
(3)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charges of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment. The 1.00% initial sales charge on Class C shares is no longer imposed effective February 2, 2004.
*	Inception date for Class A, B and C shares is February 5, 1996.
†	On April 29, 2004, Class L shares were renamed as Class C shares.

●

Value of $10,000 Invested in Class A, B and C Shares of the Income Portfolio vs.

the S&P 500 Index, Lehman Brothers Government/Credit Bond Index,

Citigroup High Yield Market Index and Citigroup One-Year U.S. Treasury Bill
Index

February 5, 1996 — January 31, 2005 (unaudited)

Hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% sales charges at the time of investment for Class A shares. It also assumes reinvestment of dividends and capital gains, if any, through January 31, 2005. The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter markets. The Lehman Brothers Government/Credit Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Citigroup High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year U.S. Treasury Bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that investor cannot invest directly in an index.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.

●

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2004 and held for the six months ended January 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
High Growth Portfolio:
Class A	10.31%	$1,000.00	$1,103.10	0.77%	$4.07

Class B	9.96	1,000.00	1,099.60	1.52	8.02

Class C(4)	10.07	1,000.00	1,100.70	1.36	7.18

Growth Portfolio:
Class A	8.49	1,000.00	1,084.90	0.77	4.04

Class B	8.06	1,000.00	1,080.60	1.52	7.95

Class C(4)	8.14	1,000.00	1,081.40	1.37	7.17

Balanced Portfolio:
Class A	5.85	1,000.00	1,058.50	0.71	3.67

Class B	5.39	1,000.00	1,053.90	1.52	7.85

Class C(4)	5.53	1,000.00	1,055.30	1.39	7.18

Conservative Portfolio:
Class A	5.39	1,000.00	1,053.90	0.73	3.77

Class B	5.12	1,000.00	1,051.20	1.28	6.60

Class C(4)	5.06	1,000.00	1,050.60	1.21	6.24

Income Portfolio:
Class A	4.80	1,000.00	1,048.00	0.82	4.22

Class B	4.48	1,000.00	1,044.80	1.28	6.58

Class C(4)	4.51	1,000.00	1,045.10	1.23	6.32

(1)	For the six months ended January 31, 2005.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
(4)	On April 29, 2004 Class L were renamed as Class C shares.

●

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
High Growth Portfolio:
Class A	5.00%	$1,000.00	$1,021.27	0.77%	$3.91

Class B	5.00	1,000.00	1,017.50	1.52	7.71

Class C(3)	5.00	1,000.00	1,018.30	1.36	6.90

Growth Portfolio:
Class A	5.00	1,000.00	1,021.27	0.77	3.91

Class B	5.00	1,000.00	1,017.50	1.52	7.71

Class C(3)	5.00	1,000.00	1,018.25	1.37	6.95

Balanced Portfolio:
Class A	5.00	1,000.00	1,021.57	0.71	3.61

Class B	5.00	1,000.00	1,017.50	1.52	7.71

Class C(3)	5.00	1,000.00	1,018.15	1.39	7.05

Conservative Portfolio:
Class A	5.00	1,000.00	1,021.47	0.73	3.71

Class B	5.00	1,000.00	1,018.70	1.28	6.50

Class C(3)	5.00	1,000.00	1,019.05	1.21	6.14

Income Portfolio:
Class A	5.00	1,000.00	1,021.01	0.82	4.17

Class B	5.00	1,000.00	1,018.70	1.28	6.50

Class C(3)	5.00	1,000.00	1,018.95	1.23	6.24

(1)	For the six months ended January 31, 2005.
(2)	Expenses (net of voluntary waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
(3)	On April 29, 2004, Class L were renamed as Class C shares.

●

THE HIGH GROWTH PORTFOLIO

Schedules of Investments	January 31, 2005

Shares	Description	Value
Underlying Funds — 99.7%
1,032,232	Smith Barney Aggressive Growth Fund Inc.	$98,898,106
3,644,714	Smith Barney Funds, Inc. - Large Cap Value Fund	57,112,664
3,975,766	Smith Barney Income Funds - Smith Barney High Income Fund	28,029,153
6,286,122	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	79,959,477
3,059,382	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	31,389,259
2,035,017	Smith Barney Investment Series - SB Growth and Income Fund	30,423,503
5,780,801	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	126,137,075
1,313,383	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	29,354,115
9,071,931	Smith Barney Small Cap Core Fund, Inc.	147,872,468
4,496,538	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	61,152,917

	Total Underlying Funds (Cost — $604,097,591)	690,328,737
Face Amount	Description	Value
Repurchase Agreement — 0.1%
$684,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC, 2.500% due 2/1/05; Proceeds at maturity — $684,048; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $697,680) (Cost — $684,000)	684,000
	Total Investments — 99.8% (Cost — $604,781,591*)	$691,012,737
	Other Assets in Excess of Liabilities — 0.2%	1,672,357

	Total Net Assets — 100.0%	$692,685,094
*	Aggregate cost for Federal income tax purposes is $608,006,782.

See Notes to Financial Statements.

●

THE GROWTH PORTFOLIO

Schedules of Investments (continued)	January 31, 2005

Shares	Description	Value
Underlying Funds — 99.7%
446,056	Smith Barney Aggressive Growth Fund Inc.	$42,736,620
6,458,427	Smith Barney Funds, Inc. - Large Cap Value Fund	101,203,553
8,652,578	Smith Barney Income Funds - Smith Barney High Income Fund	61,000,677
3,130,853	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	31,058,063
2,901,077	Smith Barney Investment Funds Inc. - Smith Barney Hansberger Global Value Fund	36,901,698
4,600,172	Smith Barney Investment Funds Inc. - Smith Barney Investment Grade Bond Fund	59,940,246
3,422,628	Smith Barney Investment Funds Inc. - Smith Barney Small Cap Growth Fund	35,116,162
3,397,882	Smith Barney Investment Series - SB Growth and Income Fund	50,798,340
4,959,567	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	108,217,753
1,126,471	Smith Barney Investment Trust - Smith Barney Mid Cap Core Fund	25,176,621
2,666,959	Smith Barney Small Cap Core Fund, Inc.	43,471,439
2,918,297	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	39,688,834

	Total Underlying Funds (Cost — $636,695,642)	635,310,006
Face Amount	Description	Value
Repurchase Agreement — 0.1%
$789,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC dated, 2.500% due 2/1/05; Proceeds at maturity — $789,055; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $804,780) (Cost — $789,000)	789,000
	Total Investments — 99.8% (Cost — $637,484,642*)	$636,099,006
	Other Assets in Excess of Liabilities — 0.2%	1,148,395

	Total Net Assets — 100.0%	$637,247,401
*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

●

THE BALANCED PORTFOLIO

Schedules of Investments (continued)	January 31, 2005

Shares	Description	Value
Underlying Funds — 99.7%
3,581,920	Smith Barney Appreciation Fund Inc.	$51,830,380
3,566,935	Smith Barney Fundamental Value Fund Inc.	53,111,668
745,874	Smith Barney Funds, Inc. - Large Cap Value Fund	11,687,841
3,938,159	Smith Barney Funds, Inc. - Short-Term High Grade Bond Fund	16,500,888
2,415,604	Smith Barney Income Funds - SB Convertible Fund	42,297,226
8,367,817	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	58,240,006
3,728,630	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	36,988,005
3,496,816	Smith Barney Investment Series - SB Growth and Income Fund	52,277,394
1,070,322	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	23,354,434
2,883,248	Smith Barney Managed Governments Fund Inc.	36,530,753
1,305,845	Smith Barney World Funds, Inc. - International All Cap Growth Portfolio	17,759,490

	Total Underlying Funds (Cost — $387,610,114)	400,578,085
Face Amount	Description	Value
Repurchase Agreement — 0.4%
$1,782,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC dated, 2.500% due 2/1/05; Proceeds at maturity — $1,782,124; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $1,817,640) (Cost — $1,782,000)	1,782,000
	Total Investments — 100.1% (Cost — $389,392,114*)	$402,360,085
	Liabilities in Excess of Other Assets — (0.1)%	(408,301)
	Total Net Assets — 100.0%	$401,951,784
*	Aggregate cost for Federal income tax purposes is $389,565,960.

See Notes to Financial Statements.

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THE CONSERVATIVE PORTFOLIO

Schedules of Investments (continued)	January 31, 2005

Shares	Description	Value
Underlying Funds — 99.5%
844,073	Smith Barney Appreciation Fund Inc.	$12,213,731
412,747	Smith Barney Fundamental Value Fund Inc.	6,145,797
1,275,842	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	5,345,780
687,581	Smith Barney Income Funds - SB Convertible Fund	12,039,537
3,496,215	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	24,333,659
1,721,101	Smith Barney Income Funds - Smith Barney High Income Fund	12,133,763
1,214,536	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	12,048,196
799,872	Smith Barney Investment Funds Inc. - SB Growth and Income Fund	11,958,089
281,903	Smith Barney Investment Trust - Smith Barney Large Capitalization Growth Fund	6,151,123
1,420,295	Smith Barney Managed Governments Fund Inc.	17,995,133

	Total Underlying Funds (Cost — $122,330,315)	120,364,808
Face Amount	Description	Value
REPURCHASE AGREEMENT — 0.9%
$1,084,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC, 2.500% due 2/1/05; Proceeds at maturity — $1,084,075; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $1,105,680) (Cost — $1,084,000)	1,084,000

	Total Investments — 100.4% (Cost — $123,414,315*)	$121,448,808
	Liabilities in Excess of Other Assets — (0.4)%	(439,803)

	Total Net Assets — 100.0%	$121,009,005
*	Aggregate cost for federal income tax purposes is $123,526,445.

See Notes to Financial Statements.

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THE INCOME PORTFOLIO

Schedules of Investments (continued)	January 31, 2005

Shares	Description	Value
Underlying Funds — 99.7%
181,131	Smith Barney Appreciation Fund Inc.	$2,620,969
1,191,373	Smith Barney Funds, Inc. - Short-Term Investment Grade Bond Fund	4,991,854
161,068	Smith Barney Income Funds - SB Capital and Income Fund	2,628,624
149,116	Smith Barney Income Funds - SB Convertible Fund	2,611,029
1,515,477	Smith Barney Income Funds - Smith Barney Diversified Strategic Income Fund	10,547,716
1,487,496	Smith Barney Income Funds - Smith Barney High Income Fund	10,486,848
798,791	Smith Barney Investment Funds Inc. - Smith Barney Government Securities Fund	7,924,009
830,954	Smith Barney Managed Governments Fund Inc.	10,528,183

	Total Underlying Funds (Cost — $56,017,280*)	52,339,232
Face Amount	Description	Value
Repurchase Agreement — 1.1%
$570,000	Interest in $1,174,865,000 joint tri-party repurchase agreement dated 1/31/05 with UBS Securities LLC, 2.500% due 2/1/05; Proceeds at maturity — $570,040; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value — $581,400) (Cost — $570,000)	570,000

	Total Investments — 100.8% (Cost — $56,587,280*)	$52,909,232
	Liabilities in Excess of Other Assets — (0.8)%	(428,890)

	Total Net Assets — 100.0%	$52,480,342
*	Aggregate cost for federal income tax purposes is $57,666,199.

See Notes to Financial Statements.

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Statements of Assets and Liabilities	January 31, 2005

	High Growth Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
ASSETS:
Investments, at cost	$604,781,591	$637,484,642	$389,392,114	$123,414,315	$56,587,280

Investments, at value	$691,012,737	$636,099,006	$402,360,085	$121,448,808	$52,909,232
Cash	565	310	878	272	591
Receivable for securities sold	2,500,000	2,000,000	—	823,032
Receivable for Fund shares sold	528,966	575,215	469,018	286,623	14,869
Dividends and interest receivable	48	55	18,732	5,913	5,633
Prepaid expenses	48,789	22,279	12,504	—	15,966

Total Assets	694,091,105	638,696,865	402,861,217	122,564,648	52,946,291

LIABILITIES:
Transfer agency fees payable	797,200	634,476	253,099	57,955	22,401
Payable for Fund shares reacquired	446,195	625,226	441,167	57,561	91,647
Distribution plan fees payable	113,462	108,882	69,403	16,217	6,754
Management fees payable	9,457	62,123	68,206	21,197	6,955
Payable for securities purchased	—	—	—	1,373,044	315,256
Accrued expenses	39,697	18,757	77,558	29,669	22,936

Total Liabilities	1,406,011	1,449,464	909,433	1,555,643	465,949

Total Net Assets	$692,685,094	$637,247,401	$401,951,784	$121,009,005	$52,480,342
NET ASSETS:
Par value of capital shares of beneficial interest (Note 6)	$50,838	$53,352	$33,326	$10,504	$5,050
Capital paid in excess of par value	673,672,191	700,456,022	406,342,368	124,100,972	58,306,690
Undistributed net investment income	—	28,039	270,893	208,059	23,468
Accumulated net realized loss from investment transactions	(67,269,081)	(61,904,376)	(17,662,774)	(1,345,023)	(2,176,818)
Net unrealized appreciation/(depreciation) of investments	86,231,146	(1,385,636)	12,967,971	(1,965,507)	(3,678,048)

Total Net Assets	$692,685,094	$637,247,401	$401,951,784	$121,009,005	$52,480,342
Shares Outstanding:
Class A	30,081,323	30,556,394	18,983,751	6,296,167	3,214,046
Class B	17,569,168	19,198,019	11,106,875	3,379,048	1,528,962
Class C	3,187,715	3,597,509	3,235,200	829,292	307,134

Net Asset Value:
Class A (and redemption price)	$13.80	$11.89	$11.95	$11.46	$10.36
Class B *	$13.36	$12.02	$12.21	$11.62	$10.45
Class C *	$13.44	$12.03	$12.23	$11.59	$10.44

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$14.53	$12.52	$12.58	—	—
Class A (based on maximum sales charge of 4.50%)	—	—	—	$12.00	$10.85

*	Redemption price is NAV of class B and C shares reduced by a 5.00% (4.50% for the Conservative Portfolio and the Income Portfolio) and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

●

Statements of Operations	For the Year Ended January 31, 2005

	High Growth Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
Investment Income:
Income distributions from Underlying Funds	$4,854,325	$12,255,750	$10,878,091	$4,517,379	$2,464,634
Interest	43,642	35,502	35,866	11,031	3,622

Total Investment Income	4,897,967	12,291,252	10,913,957	4,528,410	2,468,256

Expenses:
Distribution plan fees (Notes 2 and 4)	3,854,310	3,879,930	2,442,988	549,393	232,641
Transfer agency services (Notes 2 and 4)	3,395,641	2,422,383	1,022,521	254,216	107,172
Management fees (Note 2)	1,335,063	1,279,531	801,860	236,354	102,655
Shareholder communications (Note 4)	131,510	92,582	44,014	12,108	6,529
Audit and legal	29,499	22,782	25,762	25,763	24,179
Custody	24,581	14,871	15,449	15,248	14,773
Directors’ fees	20,802	21,007	13,447	4,921	2,911
Registration fees	13,145	15,208	31,383	32,106	36,700
Other	7,705	9,223	6,899	5,084	5,163

Total Expenses	8,812,256	7,757,517	4,404,323	1,135,193	532,723
Less: Management fee waivers and expense reimbursement (Notes 2 and 9)	(1,449,881)	(530,311)	(39,513)	(7,715)	(22,781)

Net Expenses	7,362,375	7,227,206	4,364,810	1,127,478	509,942

Net Investment Income (Loss)	(2,464,408)	5,064,046	6,549,147	3,400,932	1,958,314

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3)
Realized Gain (Loss) From:
Sale of Underlying Funds	(6,727,624)	(19,288,142)	(14,270,607)	(474,886)	(338,027)
Capital gain distributions from Underlying Funds	6,556,858	4,522,905	2,278,965	250,170	53,759

Net Realized Loss	(170,766)	(14,765,237)	(11,991,642)	(224,716)	(284,268)

Net Change in Unrealized Appreciation/Depreciation of Underlying Funds	26,504,543	27,679,143	17,622,440	871,854	374,119
Unrealized Appreciation on Investments not Meeting Investment Guidelines (Note 3)	—	—	—	329,826	—

Net Change in Unrealized Appreciation/Depreciation of Underlying Funds	26,504,543	27,679,143	17,622,440	1,201,680	374,119

Net Gain on Investments	26,333,777	12,913,906	5,630,798	976,964	89,851

Increase in Net Assets From Operations	$23,869,369	$17,977,952	$12,179,945	$4,377,896	$2,048,165

See Notes to Financial Statements.

●

Statements of Changes in Net Assets

For the Years Ended January 31,

	High Growth Portfolio		Growth Portfolio
	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(2,464,408)	$(1,722,144)	$5,064,046	$5,333,905
Net realized loss	(170,766)	(45,778,917)	(14,765,237)	(37,360,327)
Net change in unrealized appreciation/depreciation of underlying funds	26,504,543	259,021,052	27,679,143	209,028,606
Unrealized appreciation on investments not meeting investment Guidelines	—	—	—	—

Increase in Net Assets From Operations	23,869,369	211,519,991	17,977,952	177,002,184

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	—	—	(6,367,539)	(4,250,306)
Return of Capital	—	—	—	—

Decrease in Net Assets From Distributions to Shareholders	—	—	(6,367,539)	(4,250,306)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	105,396,526	64,435,931	110,066,777	60,873,143
Net assets value of shares issued for reinvestment of distributions	—	—	6,288,223	4,208,793
Net assets value of shares issued in connection with the transfer of the Smith Barney Allocation Series, Inc. - Global Portfolio's net assets (Note 6)	28,632,738	—	—	—
Cost of shares reacquired	(144,853,054)	(92,569,575)	(163,008,177)	(108,405,954)

Increase (Decrease) in Net Assets From Fund Share Transactions	(10,823,790)	(28,133,644)	(46,653,177)	(43,324,018)

Increase (Decrease) in Net Assets	13,045,579	183,386,347	(35,042,764)	129,427,860

Net Assets:
Beginning of year	679,639,515	496,253,168	672,290,165	542,862,305

End of year*	$692,685,094	$679,639,515	$637,247,401	$672,290,165
* Includes undistributed (overdistributed) net investment income of:	—	—	$28,039	$1,331,532

See Notes to Financial Statements.

●

Balanced Portfolio		Conservative Portfolio		Income Portfolio
2005	2004	2005	2004	2005	2004

$6,549,147	$7,492,503	$3,400,932	$3,375,844	$1,958,314	$1,982,804
(11,991,642)	(2,643,671)	(224,716)	(1,067,373)	(284,268)	(826,353)
17,622,440	69,686,384	871,854	15,349,537	374,119	4,661,124

—	—	329,826	—	—	—

12,179,945	74,535,216	4,377,896	17,658,008	2,048,165	5,817,575

(6,278,254)	(7,492,503)	(3,192,873)	(3,375,844)	(1,923,558)	(1,980,036)
—	(129,004)	—	(94,016)	—	(178,699)

(6,278,254)	(7,621,507)	(3,192,873)	(3,469,860)	(1,923,558)	(2,158,735)

88,235,320	57,968,315	37,534,639	27,153,298	14,343,836	15,780,615
6,132,720	7,466,308	3,102,359	3,368,358	1,799,644	2,011,880

—	—	—	—	—	—
(108,942,402)	(75,550,291)	(37,719,525)	(29,071,625)	(15,414,112)	(14,600,911)

(14,574,362)	(10,115,668)	2,917,473	1,450,031	729,368	3,191,584

(8,672,671)	56,798,041	4,102,496	15,638,179	853,975	6,850,424

410,624,455	353,826,414	116,906,509	101,268,330	51,626,367	44,775,943

$401,951,784	$410,624,455	$121,009,005	$116,906,509	$52,480,342	$51,626,367
$270,893	—	$208,059	—	$23,468	$(11,288)

See Notes to Financial Statements.

●

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class A Shares(1)
HIGH GROWTH PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$13.31	$ 9.22	$12.12	$15.11	$16.81

Income (Loss) From Operations:
Net investment income (loss)(2)	(0.01)	0.00 *	(0.01)	0.04	0.66
Net realized and unrealized gain (loss)	0.50	4.09	(2.89)	(2.46)	(0.85)

Total Income (Loss) From Operations	0.49	4.09	(2.90)	(2.42)	(0.19)

Less Distributions From:
Net investment income	—	—	—	(0.00)*	(0.67)
Net realized gains	—	—	—	(0.57)	(0.84)

Total Distributions	—	—	—	(0.57)	(1.51)

Net Asset Value, End of Year	$13.80	$13.31	$ 9.22	$12.12	$15.11

Total Return(3)	3.68%	44.36%	(23.93)%	(16.25)%	(0.94)%

Net Assets, End of Year (000s)	$415,122	$358,644	$258,430	$366,092	$452,084

Ratios to Average Net Assets:
Expenses(4)(5)	0.79%	0.80%	0.80%	0.71%	0.60%
Net investment income (loss)	(0.04)	0.04	(0.07)	0.33	3.90

Portfolio Turnover Rate	4%	4%	0%	5%	9%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005, 2004, 2003 and 2002, respectively. If such expenses were not waived and/or reimbursed, the actual expense ratios would have been 1.00%, 1.15%, 1.35% and 0.88%, respectively.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class B Shares(1)
HIGH GROWTH PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$12.99	$ 9.06	$12.01	$15.08	$16.74

Income (Loss) From Operations:
Net investment income (loss)(2)	(0.10)	(0.08)	(0.09)	(0.05)	0.52
Net realized and unrealized gain (loss)	0.47	4.01	(2.86)	(2.45)	(0.82)

Total Income (Loss) From Operations	0.37	3.93	(2.95)	(2.50)	(0.30)

Less Distributions From:
Net investment income	—	—	—	—	(0.52)
Net realized gains	—	—	—	(0.57)	(0.84)

Total Distributions	—	—	—	(0.57)	(1.36)

Net Asset Value, End of Year	$13.36	$12.99	$ 9.06	$12.01	$15.08

Total Return(3)	2.85%	43.38%	(24.56)%	(16.83)%	(1.65)%

Net Assets, End of Year (000s)	$234,734	$278,172	$206,591	$293,784	$367,656

Ratios to Average Net Assets:
Expenses(4)(5)	1.54%	1.55%	1.55%	1.46%	1.35%
Net investment income (loss)	(0.82)	(0.71)	(0.82)	(0.42)	3.10

Portfolio Turnover Rate	4%	4%	0%	5%	9%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005, 2004, 2003 and 2002, respectively. If such expenses were not waived and/or reimbursed, the actual expense ratios would have been 1.79%, 1.82%, 2.01% and 1.62%, respectively.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class C Shares(1)(2)
HIGH GROWTH PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$13.04	$ 9.08	$12.01	$15.09	$16.75

Income (Loss) From Operations:
Net investment income (loss)(3)	(0.08)	(0.05)	(0.08)	(0.05)	0.54
Net realized and unrealized gain (loss)	0.48	4.01	(2.85)	(2.46)	(0.84)

Total Income (Loss) From Operations	0.40	3.96	(2.93)	(2.51)	(0.30)

Less Distributions From:
Net investment income	—	—	—	—	(0.52)
Net realized gains	—	—	—	(0.57)	(0.84)

Total Distributions	—	—	—	(0.57)	(1.36)

Net Asset Value, End of Year	$13.44	$13.04	$ 9.08	$12.01	$15.09

Total Return(4)	3.07%	43.61%	(24.40)%	(16.88)%	(1.65)%

Net Assets, End of Year (000s)	$42,829	$42,824	$31,232	$43,455	$51,092

Ratios to Average Net Assets:
Expenses(5)(6)	1.36%	1.30%	1.47%	1.44%	1.35%
Net investment income (loss)	(0.63)	(0.46)	(0.75)	(0.40)	3.21

Portfolio Turnover Rate	4%	4%	0%	5%	9%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income (loss) per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect voluntary fee waiver and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waiver and/or expense reimbursements, the total return would be lower.
(5)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. If such fee were not waived and/or reimbursed, the actual expense ratio would have been 1.38%.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class A Shares(1)
GROWTH PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.66	$ 8.75	$10.89	$13.64	$15.11

Income (Loss) From Operations:
Net investment income(2)	0.13	0.13	0.13	0.22	0.58
Net realized and unrealized gain (loss)	0.27	2.90	(2.12)	(2.04)	(0.57)

Total Income (Loss) From Operations	0.40	3.03	(1.99)	(1.82)	0.01

Less Distributions From:
Net investment income	(0.17)	(0.12)	(0.13)	(0.24)	(0.60)
Net realized gains	—	—	(0.02)	(0.69)	(0.88)

Total Distributions	(0.17)	(0.12)	(0.15)	(0.93)	(1.48)

Net Asset Value, End of Year	$11.89	$11.66	$ 8.75	$10.89	$13.64

Total Return(3)	3.40%	34.67%	(18.32)%	(13.56)%	0.21%

Net Assets, End of Year (000s)	$363,251	$321,089	$256,146	$354,879	$432,596

Ratios to Average Net Assets:
Expenses(4)(5)	0.78%	0.80%	0.80%	0.76%	0.60%
Net investment income	1.16	1.27	1.30	1.81	3.91

Portfolio Turnover Rate	5%	0%	1%	6%	9%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waiver and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waiver and/or expense reimbursements, the total would be lower.
(4)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005, 2004 and 2003, respectively. If expenses were not waived and/or reimbursed, the actual expense ratios would have been 0.87%, 0.93% and 1.03%, respectively.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class B Shares(1)
GROWTH PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.77	$8.82	$10.98	$13.74	$15.18

Income (Loss) From Operations:
Net investment income(2)	0.04	0.05	0.05	0.13	0.47
Net realized and unrealized gain (loss)	0.26	2.93	(2.13)	(2.05)	(0.57)

Total Income (Loss) From Operations	0.30	2.98	(2.08)	(1.92)	(0.10)

Less Distributions From:
Net investment income	(0.05)	(0.03)	(0.06)	(0.15)	(0.46)
Net realized gains	—	—	(0.02)	(0.69)	(0.88)

Total Distributions	(0.05)	(0.03)	(0.08)	(0.84)	(1.34)

Net Asset Value, End of Year	$12.02	$11.77	$8.82	$10.98	$13.74

Total Return(3)	2.58%	33.81%	(18.98)%	(14.17)%	(0.56)%

Net Assets, End of Year (000s)	$230,727	$306,251	$252,783	$353,777	$453,823

Ratios to Average Net Assets:
Expenses(4)(5)	1.54%	1.55%	1.55%	1.49%	1.35%
Net investment income	0.36	0.52	0.55	1.08	3.11

Portfolio Turnover Rate	5%	0%	1%	6%	9%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005, 2004 and 2003, respectively. If such expenses were not waived and/or reimbursed, the actual expense ratios would have been 1.63%, 1.60% and 1.69%, respectively.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class C Shares(1)(2)
GROWTH PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.78	$ 8.83	$11.00	$13.74	$15.19

Income (Loss) From Operations:
Net investment income(3)	0.06	0.07	0.06	0.14	0.47
Net realized and unrealized gain (loss)	0.27	2.93	(2.15)	(2.04)	(0.58)

Total Income (Loss) From Operations	0.33	3.00	(2.09)	(1.90)	(0.11)

Less Distributions From:
Net investment income	(0.08)	(0.05)	(0.06)	(0.15)	(0.46)
Net realized gains	—	—	(0.02)	(0.69)	(0.88)

Total Distributions	(0.08)	(0.05)	(0.08)	(0.84)	(1.34)

Net Asset Value, End of Year	$12.03	$11.78	$ 8.83	$11.00	$13.74

Total Return(4)	2.79%	33.99%	(19.03)%	(14.01)%	(0.62)%

Net Assets, End of Year (000s)	$43,269	$44,950	$33,933	$46,933	$55,586

Ratios to Average Net Assets:
Expenses(5)(6)	1.37%	1.38%	1.54%	1.41%	1.35%
Net investment income	0.55	0.70	0.57	1.17	3.12

Portfolio Turnover Rate	5%	0%	1%	6%	9%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(5)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. If such fees were not waived and/or reimbursed, the actual expense ratio would have been 1.38%.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class A Shares(1)
BALANCED PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.77	$ 9.86	$10.93	$12.38	$12.58

Income (Loss) From Operations:
Net investment income(2)	0.24	0.26	0.22	0.41	0.58
Net realized and unrealized gain (loss)	0.17	1.91	(0.99)	(0.98)	0.55

Total Income (Loss) From Operations	0.41	2.17	(0.77)	(0.57)	1.13

Less Distributions From:
Net investment income	(0.23)	(0.26)	(0.24)	(0.49)	(0.63)
Net realized gains	—	—	—	(0.39)	(0.70)
Capital	—	(0.00)*	(0.06)	—	—

Total Distributions	(0.23)	(0.26)	(0.30)	(0.88)	(1.33)

Net Asset Value, End of Year	$11.95	$11.77	$ 9.86	$10.93	$12.38

Total Return(3)	3.51%	22.32%	(7.12)%	(4.58)%	9.42%

Net Assets, End of Year (000s)	$226,769	$195,214	$164,473	$204,437	$220,781

Ratios to Average Net Assets:
Expenses(4)(5)	0.72%	0.76%	0.80%	0.67%	0.60%
Net investment income	2.02	2.40	2.12	3.52	4.61

Portfolio Turnover Rate	16%	1%	1%	1%	5%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may voluntary fee waivers and/or reflect expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005 and 2003, respectively. If such fees were not waived and/or reimbursed, the actual expense ratio would have been 0.73% and 0.81%, respectively.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class B Shares(1)
BALANCED PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$12.03	$10.08	$11.17	$12.55	$12.64

Income (Loss) From Operations:
Net investment income(2)	0.14	0.18	0.15	0.33	0.49
Net realized and unrealized gain (loss)	0.18	1.95	(1.02)	(0.99)	0.56

Total Income (Loss) From Operations	0.32	2.13	(0.87)	(0.66)	1.05

Less Distributions From:
Net investment income	(0.14)	(0.18)	(0.16)	(0.33)	(0.44)
Net realized gains	—	—	—	(0.39)	(0.70)
Capital	—	(0.00)*	(0.06)	—	—

Total Distributions	(0.14)	(0.18)	(0.22)	(0.72)	(1.14)

Net Asset Value, End of Year	$12.21	$12.03	$10.08	$11.17	$12.55

Total Return(3)	2.64%	21.39%	(7.79)%	(5.29)%	8.66%

Net Assets, End of Year (000s)	$135,612	$176,633	$160,381	$199,381	$226,548

Ratios to Average Net Assets:
Expenses(4)(5)	1.51%	1.53%	1.52%	1.42%	1.35%
Net investment income	1.19	1.63	1.40	2.77	3.83

Portfolio Turnover Rate	16%	1%	1%	1%	5%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. If such fees were not waived and/or reimbursed, the actual expense ratio would have been 1.52%.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class C Shares(1)(2)
BALANCED PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$12.05	$10.09	$11.17	$12.55	$12.64

Income (Loss) From Operations:
Net investment income(3)	0.16	0.19	0.16	0.33	0.50
Net realized and unrealized gain (loss)	0.17	1.96	(1.02)	(0.99)	0.55

Total Income (Loss) From Operations	0.33	2.15	(0.86)	(0.66)	1.05

Less Distributions From:
Net investment income	(0.15)	(0.19)	(0.16)	(0.33)	(0.44)
Net realized gains	—	—	—	(0.39)	(0.70)
Capital	—	(0.00)*	(0.06)	—	—

Total Distributions	(0.15)	(0.19)	(0.22)	(0.72)	(1.14)

Net Asset Value, End of Year	$12.23	$12.05	$10.09	$11.17	$12.55

Total Return(4)	2.74%	21.53%	(7.71)%	(5.28)%	8.67%

Net Assets, End of Year (000s)	$39,570	$38,777	$28,972	$32,525	$35,202

Ratios to Average Net Assets:
Expenses(5)(6)	1.40%	1.48%	1.43%	1.37%	1.35%
Net investment income	1.32	1.69	1.51	2.82	3.89

Portfolio Turnover Rate	16%	1%	1%	1%	5%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(5)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. If such fees were not waived and/or reimbursed, the actual expense ratios would have been 1.41%.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class A Shares(1)
CONSERVATIVE PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.35	$ 9.94	$10.59	$11.51	$11.47

Income (Loss) From Operations:
Net investment income(2)	0.35	0.36	0.32	0.53	0.67
Net realized and unrealized gain (loss)	0.06	1.42	(0.55)	(0.81)	0.31
Unrealized appreciation on investments not meeting investment guidelines	0.03	—	—	—	—

Total Income (Loss) From Operations	0.44	1.78	(0.23)	(0.28)	0.98

Less Distributions From:
Net investment income	(0.33)	(0.37)	(0.34)	(0.61)	(0.73)
Net realized gains	—	—	(0.00)*	(0.03)	(0.21)
Capital	—	(0.00)*	(0.08)	—	—

Total Distributions	(0.33)	(0.37)	(0.42)	(0.64)	(0.94)

Net Asset Value, End of Year	$11.46	$11.35	$ 9.94	$10.59	$11.51

Total Return(3)(6)	3.98%	18.28%	(2.18)%	(2.33)%	8.91%

Net Assets, End of Year (000s)	$72,141	$60,332	$51,769	$58,176	$62,582

Ratios to Average Net Assets:
Expenses(4)(5)	0.72%	0.74%	0.77%	0.70%	0.60%
Net investment income	3.13	3.40	3.12	4.84	5.84

Portfolio Turnover Rate	17%	7%	2%	1%	1%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. If such fees were not waived and/or reimbursed, the actual expense ratios would have been 0.73%.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
(6)	As discussed in Note 3, total return includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item, total return would have been 3.71%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class B Shares(1)
CONSERVATIVE PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.50	$10.08	$10.72	$11.60	$11.50

Income (Loss) From Operations:
Net investment income(2)	0.29	0.31	0.27	0.48	0.61
Net realized and unrealized gain (loss)	0.07	1.43	(0.55)	(0.82)	0.31
Unrealized appreciation on investments not meeting investment guidelines	0.03	—	—	—	—

Total Income (Loss) From Operations	0.39	1.74	(0.28)	(0.34)	0.92

Less Distributions From:
Net investment income	(0.27)	(0.32)	(0.28)	(0.51)	(0.61)
Net realized gains	—	—	(0.00)*	(0.03)	(0.21)
Capital	—	(0.00)*	(0.08)	—	—

Total Distributions	(0.27)	(0.32)	(0.36)	(0.54)	(0.82)

Net Asset Value, End of Year	$11.62	$11.50	$10.08	$10.72	$11.60

Total Return(3)(6)	3.47%	17.53%	(2.57)%	(2.84)%	8.33%

Net Assets, End of Year (000s)	$39,253	$47,401	$42,027	$45,937	$52,197

Ratios to Average Net Assets:
Expenses(4)(5)	1.26%	1.27%	1.29%	1.21%	1.10%
Net investment income	2.54	2.88	2.61	4.33	5.30

Portfolio Turnover Rate	17%	7%	2%	1%	1%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The investment manager waived a portion of its management fee for the year ended January 31, 2005. If such fees were not waived and/or reimbursed, the actual expense ratios would have been 1.27%.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.
(6)	As discussed in Note 3, total return includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item, total return would have been 3.11%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class C Shares(1)(2)
CONSERVATIVE PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$11.48	$10.06	$10.71	$11.59	$11.50

Income (Loss) From Operations:
Net investment income(3)	0.30	0.31	0.28	0.49	0.64
Net realized and unrealized gain (loss)	0.06	1.44	(0.56)	(0.82)	0.29
Unrealized appreciation on investments not meeting investment guidelines	0.03	—	—	—	—

Total Income (Loss) From Operations	0.39	1.75	(0.28)	(0.33)	0.93

Less Distributions From:
Net investment income	(0.28)	(0.33)	(0.29)	(0.52)	(0.63)
Net realized gains	—	—	(0.00)*	(0.03)	(0.21)
Capital	—	(0.00)*	(0.08)	—	—

Total Distributions	(0.28)	(0.33)	(0.37)	(0.55)	(0.84)

Net Asset Value, End of Year	$11.59	$11.48	$10.06	$10.71	$11.59

Total Return(4)(7)	3.42%	17.65%	(2.58)%	(2.76)%	8.35%

Net Assets, End of Year (000s)	$9,615	$9,174	$7,472	$7,105	$7,530

Ratios to Average Net Assets:
Expenses(5)(6)	1.22%	1.25%	1.23%	1.14%	1.05%
Net investment income	2.61	2.89	2.69	4.41	5.49

Portfolio Turnover Rate	17%	7%	2%	1%	1%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower.
(5)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005 and 2004, respectively. If such expenses were not waived and/or reimbursed, the actual expense ratio would have been 1.22% and 1.34%, respectively.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.
(7)	As discussed in Note 3, total return includes unrealized gain on investments not meeting the Fund’s investment guidelines. Excluding this item, total return would have been 3.16%.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class A Shares(1)
INCOME PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$10.34	$ 9.59	$ 9.95	$10.65	$10.64

Income (Loss) From Operations:
Net investment income(2)	0.41	0.43	0.42	0.63	0.72
Net realized and unrealized gain (loss)	0.02	0.79	(0.24)	(0.72)	0.07

Total Income (Loss) From Operations	0.43	1.22	0.18	(0.09)	0.79

Less Distributions From:
Net investment income	(0.41)	(0.43)	(0.46)	(0.61)	(0.76)
Net realized gains	—	—	—	—	(0.02)
Capital	—	(0.04)	(0.08)	—	—

Total Distributions	(0.41)	(0.47)	(0.54)	(0.61)	(0.78)

Net Asset Value, End of Year	$10.36	$10.34	$ 9.59	$ 9.95	$10.65

Total Return(3)	4.26%	13.02%	2.00%	(0.80)%	7.74%

Net Assets, End of Year (000s)	$33,291	$27,538	$22,612	$23,640	$26,354

Ratios to Average Net Assets:
Expenses(4)(5)	0.79%	0.77%	0.80%	0.74%	0.60%
Net investment income	4.04	4.34	4.36	6.14	6.80

Portfolio Turnover Rate	3%	4%	5%	3%	0%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005 and 2003. If such expenses were not waived and/or reimbursed, the actual expense ratio would have been 0.80% and 0.82%, respectively.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class B Shares(1)
INCOME PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$10.42	$ 9.66	$10.02	$10.72	$10.65

Income (Loss) From Operations:
Net investment income(2)	0.36	0.38	0.37	0.58	0.67
Net realized and unrealized gain (loss)	0.02	0.80	(0.24)	(0.73)	0.07

Total Income (Loss) From Operations	0.38	1.18	0.13	(0.15)	0.74

Less Distributions From:
Net investment income	(0.35)	(0.38)	(0.41)	(0.55)	(0.65)
Net realized gains	—	—	—	—	(0.02)
Capital	—	(0.04)	(0.08)	—	—

Total Distributions	(0.35)	(0.42)	(0.49)	(0.55)	(0.67)

Net Asset Value, End of Year	$10.45	$10.42	$ 9.66	$10.02	$10.72

Total Return(3)	3.76%	12.43%	1.44%	(1.35)%	7.21%

Net Assets, End of Year (000s)	$15,982	$20,863	$19,320	$21,210	$22,799

Ratios to Average Net Assets:
Expenses(4)(5)	1.29%	1.30%	1.30%	1.26%	1.10%
Net investment income	3.49	3.80	3.85	5.62	6.29

Portfolio Turnover Rate	3%	4%	5%	3%	0%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005, 2004 and 2003, respectively. If such expenses were not waived and/or reimbursed, the actual expense ratios would have been 1.36%, 1.32% and 1.37%, respectively.
(5)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.

See Notes to Financial Statements.

●

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended January 31:

	Class C Shares(1)(2)
INCOME PORTFOLIO	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year	$10.41	$ 9.65	$10.01	$10.71	$10.65

Income (Loss) From Operations:
Net investment income(3)	0.37	0.38	0.38	0.58	0.68
Net realized and unrealized gain (loss)	0.02	0.80	(0.24)	(0.72)	0.06

Total Income (Loss) From Operations	0.39	1.18	0.14	(0.14)	0.74

Less Distributions From:
Net investment income	(0.36)	(0.38)	(0.42)	(0.56)	(0.66)
Net realized gains	—	—	—	—	(0.02)
Capital	—	(0.04)	(0.08)	—	—

Total Distributions	(0.36)	(0.42)	(0.50)	(0.56)	(0.68)

Net Asset Value, End of Year	$10.44	$10.41	$ 9.65	$10.01	$10.71

Total Return(4)	3.81%	12.49%	1.49%	(1.29)%	7.22%

Net Assets, End of Year (000s)	$3,207	$3,225	$2,844	$2,882	$3,229

Ratios to Average Net Assets:
Expenses(5)(6)	1.24%	1.25%	1.25%	1.25%	1.05%
Net investment income	3.56	3.84	3.93	5.65	6.35

Portfolio Turnover Rate	3%	4%	5%	3%	0%

(1)	On April 29, 2004, Class L shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Net investment income per share includes short-term capital gain distributions from Underlying Funds.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be reduced.
(5)	The investment manager reimbursed certain other expenses for the years ended January 31, 2005, 2004, 2003 and 2002, respectively. If such expenses were not waived and/or reimbursed, the actual expense ratios would have been 1.46%, 1.51%, 1.62% and 1.29%, respectively.
(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

See Notes to Financial Statements.

●

Notes to Financial Statements

1. Significant Accounting Policies

High Growth, Growth, Balanced, Conservative and Income Portfolios (“Funds”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The financial statements and financial highlights for the other funds are presented in a separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Security transactions are accounted for on a trade date basis. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Securities maturing within 60 days are valued at cost, which approximates value.

(b) Repurchase Agreement. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Investment Transactions and Investment Income. Net Investment income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income and interest income is recorded on an accrual basis. Long-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as realized gains. Gains or losses on the sale of Underlying Funds are calculated by using the specific identification method.

(d) Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date; the Balanced and Conservative Portfolios distribute net investment income quarterly and capital gains, if any, at least annually. The Income Portfolio distributes net investment income monthly and capital gains, if any, at least annually. In addition, the High Growth and Growth Portfolios distribute net investment income and capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

(f) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds’ intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

During the current year, the following reclassifications have been made:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Losses	Paid-in Capital
High Growth Portfolio(a)	2,630,213	402	(2,630,615)

(a)	Reclassifications are primarily due to the transfer of net assets from Smith Barney Allocation Series Inc. — Global Portfolio on July 23, 2004, pursuant to a tax free reorganization under IRC Section 368(a) and a tax net operating loss.

2. Management Agreement and Other Transactions
with Affiliates

SBFM is the investment manager for the Company. Each Fund pays SBFM a monthly fee calculated at an annual rate of 0.20% of their respective average daily net assets. In addition, the Fund pays management and administration fees to SBFM, as a shareholder in the Underlying Funds. These management and administration fees range from 0.45% to 0.95% of the average daily net assets of the Underlying Funds.

●

Notes to Financial Statements (continued)

During the year ended January 31, 2005, the High Growth, Growth and Balanced Portfolios’ Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.55% and 1.55%, respectively, of the average daily net assets of each class. During the year ended January 31, 2005, the Conservative and Income Portfolios’ Class A, B and C shares had voluntary expense limitations in place of 0.80%, 1.30% and 1.25%, respectively, of the average daily net assets of each class. These expense limitations resulted in the reimbursement of other expenses of $1,449,881, $530,311, $39,513, $7,715 and $22,781 for the High Growth, Growth, Balanced, Conservative and Income Portfolios, respectively.

These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Funds’ sub-transfer agents. CTB receives account fees and asset-based fees that vary according to size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the year ended January 31, 2005, High Growth, Growth, Balanced, Conservative and Income Portfolios paid transfer agent fees of $3,610,070, $2,484,453, $1,006,002, $243,362 and $99,620, respectively, to CTB.

In addition, for the year ended January 31, 2005, the Funds also paid the following amounts to other Citigroup affiliates for shareholder recordkeeping services:

High Growth Portfolio	$7,183
Growth Portfolio	10,668
Balanced Portfolio	13,020
Conservative Portfolio	8,807
Income Portfolio	5,984

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds’ distributors.

For High Growth, Growth and Balanced Portfolios, there is a maximum initial sales charge of 5.00% for Class A shares. For Conservative and Income Portfolios, there is a maximum initial sales charge of 4.50% for Class A shares. The High Growth, Growth and Balanced Portfolios have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative and Income Portfolios have a CDSC of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate for High Growth and Balanced Portfolios and $500,000 in the aggregate for Conservative and Income Portfolios. These purchases do not incur an initial sales charge.

For the year ended January 31, 2005, CGM and its affiliates received sales charges on sales of the Funds’ Class A and C shares. In addition, for the year ended January 31, 2005, CDSCs were paid to CGM and its affiliates for Class B and C shares.

The approximate amounts were as follows:

	Sales Charges		CDSCs
	Class A	Class C	Class A	Class B	Class C
High Growth Portfolio	$1,368,216	$726	$114	$345,015	$2,974
Growth Portfolio	1,054,288	304	35	322,083	4,056
Balanced Portfolio	918,785	128	391	187,612	4,171
Conservative Portfolio	298,850	121	362	59,016	2,603
Income Portfolio	139,931	12	—	40,158	299

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

●

Notes to Financial Statements (continued)

3. Investments

During the six months ended January 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
High Growth Portfolio	$29,234,387	$68,329,064
Growth Portfolio	33,402,553	77,865,633
Balanced Portfolio	65,460,480	76,275,224
Conservative Portfolio	25,528,247	20,025,554
Income Portfolio	3,216,856	1,737,526

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Growth Portfolio	$146,896,897	$(63,890,942)	$83,005,955
Growth Portfolio	72,738,571	(74,124,207)	(1,385,636)
Balanced Portfolio	25,204,347	(12,410,222)	12,794,125
Conservative Portfolio	5,030,141	(7,107,778)	(2,077,637)
Income Portfolio	1,250,190	(6,007,157)	(4,756,967)

Includes unrealized appreciation for Conservative Portfolio of $329,826 from investment in Smith Barney Large Cap Growth Fund (“SBLCG”). SBLCG was not authorized for inclusion in the Conservative Portfolio.

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Funds pay a service fee with respect to their Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. In addition, the High Growth, Growth and Balanced Portfolios each pay a distribution fee with respect to their Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each respective class. The Conservative and Income Portfolios each pay a distribution fee with respect to their Class B and C shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class. For the year ended January 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$940,336	$2,494,319	$419,655
Growth Portfolio	839,242	2,606,703	433,985
Balanced Portfolio	522,108	1,531,378	389,502
Conservative Portfolio	166,198	319,561	63,634
Income Portfolio	75,359	134,909	22,373

For the year ended January 31, 2005, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$1,956,068	$1,376,434	$63,139
Growth Portfolio	1,307,493	1,043,896	70,994
Balanced Portfolio	512,253	439,591	70,677
Conservative Portfolio	132,795	99,652	21,769
Income Portfolio	53,467	41,924	11,781

●

Notes to Financial Statements (continued)

For the year ended January 31, 2005, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C
High Growth Portfolio	$75,610	$51,282	$4,618
Growth Portfolio	48,164	40,758	3,660
Balanced Portfolio	22,609	18,866	2,539
Conservative Portfolio	5,926	5,101	1,081
Income Portfolio	2,745	2,881	903

5. Distributions Paid to Shareholders by Class

	Year Ended January 31, 2005	Year Ended January 31, 2004
GROWTH PORTFOLIO:
Net Investment Income
Class A	$4,989,988	$3,251,464
Class B	1,089,428	807,767
Class C†	288,123	191,075

Total	$6,367,539	$4,250,306

BALANCED PORTFOLIO:
Class A
Net investment income	$4,086,822	$4,183,532
Capital	—	61,005

Total	$4,086,822	$4,244,537

Class B
Net investment income	$1,712,414	$2,748,475
Capital	—	56,742

Total	$1,712,414	$2,805,217

Class C†
Net investment income	$479,018	$560,496
Capital	—	11,257

Total	$479,018	$571,753

●

Notes to Financial Statements (continued)

	Year Ended January 31, 2005	Year Ended January 31, 2004
CONSERVATIVE PORTFOLIO:
Class A
Net investment income	$1,964,779	$1,858,936
Capital	—	48,083

Total	$1,964,779	$1,907,019

Class B
Net investment income	$1,007,860	$1,273,927
Capital	—	38,701

Total	$1,007,860	$1,312,628

Class C†
Net investment income	$220,234	$242,981
Capital	—	7,232

Total	$220,234	$250,213

INCOME PORTFOLIO:
Class A
Net investment income	$1,207,190	$1,109,256
Capital	—	94,402

Total	$1,207,190	$1,203,658

Class B
Net investment income	$605,855	$764,716
Capital	—	74,102

Total	$605,855	$838,818

Class C†
Net investment income	$110,513	$106,064
Capital	—	10,195

Total	$110,513	$116,259

†	Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

For the year ended January 31, 2005, the High Growth Portfolio did not make any distributions.

6. Transfer of Net Assets

On July 23, 2004, the Smith Barney Allocation Series Inc. — High Growth Portfolio acquired the assets and liabilities of Smith Barney Allocation Series Inc. — Global Portfolio pursuant to a plan of reorganization approved by Smith Barney Allocation Series Inc. — Global Portfolio shareholders on July 14, 2004. Total shares issued by the Smith Barney Allocation Series Inc. — High Growth Portfolio, the total net assets of the Smith Barney Allocation Series Inc. — Global Portfolio and total net assets of the Fund on the date of the transfer were as follows:

Acquired Portfolio	Shares Issued by the Fund	Total Net Assets of the Smith Barney Allocation Series Inc. — Global Portfolio	Total Net Assets of the Smith Barney Allocation Series Inc. — High Growth Portfolio
Global Portfolio	2,349,131	$28,632,738	$615,807,499

●

Notes to Financial Statements (continued)

The total net assets of the Smith Barney Allocation Series Inc. — Global Portfolio before acquisition included unrealized depreciation of $1,673,310, accumulated net realized loss of $5,120,319 and undistributed net investment loss of $165,805. Total net assets of the Smith Barney Allocation Series Inc. — High Growth Portfolio immediately after the transfer were $644,440,237. This transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7. Capital Shares

At January 31, 2005, the Company had 6.1 billion shares of capital stock authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Funds and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.

Transactions in shares of each class within each Fund were as follows:

	Year Ended January 31, 2005		Year Ended January 31, 2004

	Shares	Amount	Shares	Amount
HIGH GROWTH PORTFOLIO:
Class A
Shares sold	6,057,507	$79,670,404	3,281,368	$36,169,777
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc. —Global Portfolio (Note 6)	1,339,237	16,525,525	—	—
Shares reacquired	(4,254,236)	(55,833,894)	(4,369,546)	(48,267,094)

Net Increase (Decrease)	3,142,508	$40,362,035	(1,088,178)	$(12,097,317)

Class B
Shares sold	1,529,385	$19,531,740	1,982,889	$21,240,030
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc. —Global Portfolio (Note 6)	937,963	11,240,780	—	—
Shares reacquired	(6,317,823)	(80,683,120)	(3,360,007)	(35,844,185)

Net Decrease	(3,850,475)	$(49,910,600)	(1,377,118)	$(14,604,155)

Class C†
Shares sold	482,960	$6,194,382	642,910	$7,026,124
Net asset value of shares issued in connection with the transfer of the Smith Barney Allocation Series Inc. —Global Portfolio (Note 6)	71,931	866,433	—	—
Shares reacquired	(652,053)	(8,336,040)	(799,296)	(8,458,296)

Net Decrease	(97,162)	$(1,275,225)	(156,386)	$(1,432,172)

GROWTH PORTFOLIO:
Class A
Shares sold	7,407,741	$85,287,924	3,168,222	$32,097,534
Shares issued for reinvestments of distributions	414,831	4,936,829	286,327	3,231,776
Shares reacquired	(4,799,755)	(55,324,914)	(5,206,674)	(52,407,359)

Net Increase (Decrease)	3,022,817	$34,899,839	(1,752,125)	$(17,078,049)

Class B
Shares sold	1,617,086	$18,781,778	2,150,796	$21,810,379
Shares issued for reinvestments of distributions	89,926	1,074,523	69,920	793,483
Shares reacquired	(8,536,261)	(98,877,606)	(4,846,671)	(48,644,842)

Net Increase (Decrease)	(6,829,249)	$(79,021,305)	(2,625,955)	$(26,040,980)

●

Notes to Financial Statements (continued)

	Year Ended January 31, 2005		Year Ended January 31, 2004

	Shares	Amount	Shares	Amount
Class C†
Shares sold	515,228	$5,997,075	682,399	$6,965,230
Shares issued for reinvestments of distributions	23,060	276,871	16,084	183,534
Shares reacquired	(756,378)	(8,805,657)	(724,745)	(7,353,753)

Net Decrease	(218,090)	$(2,531,711)	(26,262)	$(204,989)

BALANCED PORTFOLIO:
Class A
Shares sold	5,773,993	$67,246,800	2,889,884	$31,238,027
Shares issued for reinvestment of distributions	342,585	4,022,991	396,150	4,205,080
Shares reacquired	(3,719,978)	(43,347,882)	(3,384,727)	(36,088,814)

Net Increase (Decrease)	2,396,600	$27,921,909	(98,693)	$(645,707)

Class B
Shares sold	1,172,502	$13,929,256	1,621,643	$17,549,919
Shares issued for reinvestment of distributions	139,649	1,676,831	253,028	2,735,278
Shares reacquired	(4,890,234)	(58,294,684)	(3,104,857)	(33,676,083)

Net Decrease	(3,578,083)	$(42,688,597)	(1,230,186)	$(13,390,886)

Class C†
Shares sold	593,656	$7,059,264	830,870	$9,180,369
Shares issued for reinvestment of distributions	35,954	432,898	48,348	525,950
Shares reacquired	(613,525)	(7,299,836)	(530,796)	(5,785,394)

Net Increase	16,085	$192,326	348,422	$3,920,925

CONSERVATIVE PORTFOLIO:
Class A
Shares sold	2,540,350	$28,555,608	1,480,337	$15,724,286
Shares issued for reinvestment of distributions	171,421	1,929,768	179,049	1,886,336
Shares reacquired	(1,732,287)	(19,464,034)	(1,548,260)	(16,275,383)

Net Increase	979,484	$11,021,342	111,126	$1,335,239

Class B
Shares sold	510,111	$5,798,409	792,990	$8,471,878
Shares issued for reinvestment of distributions	84,967	969,251	117,600	1,256,204
Shares reacquired	(1,337,264)	(15,237,959)	(959,848)	(10,232,975)

Net Decrease	(742,186)	$(8,470,299)	(49,258)	$(504,893)

Class C†
Shares sold	278,611	$3,180,622	276,134	$2,957,134
Shares issued for reinvestment of distributions	17,857	203,340	21,145	225,818
Shares reacquired	(266,364)	(3,017,532)	(240,612)	(2,563,267)

Net Increase	30,104	$366,430	56,667	$619,685

●

Notes to Financial Statements (continued)

	Year Ended January 31, 2005		Year Ended July 31, 2004

	Shares	Amount	Shares	Amount
INCOME PORTFOLIO:
Class A
Shares sold	1,072,931	$10,980,410	973,683	$9,667,621
Shares issued for reinvestment of distributions	111,683	1,143,545	114,882	1,145,336
Shares reacquired	(634,767)	(6,505,091)	(783,315)	(7,821,460)

Net Increase	549,847	$5,618,864	305,250	$2,991,497

Class B
Shares sold	232,473	$2,401,979	448,615	$4,489,792
Shares issued for reinvestment of distributions	54,348	561,129	76,342	767,028
Shares reacquired	(759,258)	(7,827,500)	(522,747)	(5,229,371)

Net Increase (Decrease)	(472,437)	$(4,864,392)	2,210	$27,449

Class C†
Shares sold	92,944	$961,447	161,793	$1,623,202
Shares issued for reinvestment of distributions	9,203	94,970	9,901	99,516
Shares reacquired	(104,679)	(1,081,521)	(156,671)	(1,550,080)

Net Increase (Decrease)	(2,532)	$(25,104)	15,023	$172,638

†	On April 29, 2004 Class L shares were renamed as Class C shares.

8. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the year ended January 31, 2005 were as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
Ordinary Income	$6,367,539	$6,278,254	$3,192,873	$1,923,558

The tax character of distributions paid during the year ended January 31, 2004 were as follows:

	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
Ordinary Income	$4,250,306	$7,492,503	$3,375,844	$1,980,036
Return of Capital	—	129,004	94,016	178,699

Total	$4,250,306	$7,621,507	$3,469,860	$2,158,735

For the years ended January 31, 2004 and 2005 High Growth Portfolio did not make any distributions.

●

Notes to Financial Statements (continued)

Subsequent to the fiscal year end, the Income Portfolio has made the following distributions:

Record Date Payable Date	Class A	Class B	Class C
2/25/2005	$0.0345	$0.0299	$0.0303

None of the other Portfolios have made any distributions subsequent to the fiscal year end.

As of January 31, 2005, the components of accumulated earnings on a tax basis were as follows:

	High Growth Portfolio		Growth Portfolio	Balanced Portfolio	Conservative Portfolio		Income Portfolio
Undistributed ordinary income — net	—		$28,039	$270,893	$208,059		$23,468
Capital loss carryforward†	$(64,043,890)		(61,904,376)	(17,488,928)	(1,232,893)		(1,097,899)
Unrealized appreciation/(depreciation)	83,005,955	(a)	(1,385,636)	12,794,125 (a)	(2,077,637	)(a)	(4,756,967	)(a)

Total accumulated earnings/(losses)	$18,962,065		$(63,261,973)	$(4,423,910)	$(3,102,471)		$(5,831,398)

Capital Loss Carryforward:
Year of Expiration	High Growth Portfolio	Growth Portfolio	Balanced Portfolio	Conservative Portfolio	Income Portfolio
1/31/2009	$421,100	—	—	—	$656,502
1/31/2010	11,556,093	—	—	—	—
1/31/2011	3,536,453	$4,500,794	$1,771,603	—	—
1/31/2012	48,378,170	39,796,228	3,050,500	$937,591	345,727
1/31/2013	152,074	17,607,354	12,666,825	295,302	95,670

	$64,043,890	$61,904,376	$17,488,928	$1,232,893	$1,097,899

†	These amounts will be available to offset any future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

●

Notes to Financial Statements (continued)

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

10. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers; including the funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

●

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of Smith Barney Allocation Series Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the High Growth, Growth, Balanced, Conservative, and Income Portfolios (“Portfolios”) of Smith Barney Allocation Series Inc. as of January 31, 2005 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of High Growth, Growth, Balanced, Conservative, and Income Portfolios of Smith Barney Allocation Series Inc. as of January 31, 2005, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 21, 2005

●

Additional Shareholder Information (unaudited)

On July 14, 2004, a Special Meeting of Shareholders was held to approve the Corporation’s Plan of Reorganization providing for (i) the acquisition of all of the assets and liabilities of the Global Portfolio (the “Acquired Fund”) by the High Growth Portfolio (the “Acquiring Fund”), also a series of the Corporation; (ii) the amendment of the Corporation’s Charter reclassifying all Class A, Class B, Class C, Class Y and Class Z shares of the Acquired Fund as Class A, Class B, Class C, Class Y and Class Z shares of the Acquiring Fund and (iii) the accomplishment of the reclassification by the issuance of Class A, Class B or Class C shares, as applicable, of the Acquiring Fund to shareholders of the Acquired Fund. The following table provides information concerning the matters voted on at the Shareholder Meeting.

Votes For	Votes Against	Votes Withheld
2,045,109	45,743	214,281

●

Additional Information (unaudited)

Information about Directors and Officers

The business and affairs of the Smith Barney Allocation Series Inc. (“Company”) are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about Company Directors and is available, without charge, upon request by calling the Company’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Company’s sub-transfer agent (PFPC at 1-800-451-2010 and Primerica Shareholder Services at 1-800-544-5445).

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director
Non-Interested Directors:

H. John Ellis 858 East Crystal Downs Drive Frankfort, MI 49635 Birth Year: 1927	Director	Since 1996	Retired	24	None

Armon E. Kamesar 7328 Country Club Drive LaJolla, CA 92037 Birth Year: 1927	Director	Since 1995	Chairman, TEC International; Trustee, U.S. Bankruptcy Court	24	None

Stephen E. Kaufman Stephen E. Kaufman PC Co. 277 Park Avenue, 47th Floor New York, NY 10172 Birth Year: 1932	Director	Since 1995	Attorney	51	None

John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birth Year: 1944	Director	Since 2002	President, Murphy Capital Management	24	Barclays International Funds Group Ltd. and affiliated companies

●

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director
Interested Directors:

R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None

Officers:

Andrew B. Shoup CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Treasurer of certain mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A

●

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director
Robert J. Brault CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002); Vice President of Mutual Fund Administration at Investors Capital Services (from 1999 to 2000)	N/A	N/A

Steven Bleiberg CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1959	Vice President and Investment Officer	Since 2003	Managing Director of CAM; Managing Director and Chairman of the Global Equity Strategy Group, Credit Suisse Asset Management (from 1991 to 2003)	N/A	N/A

●

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director
Andrew Beagley CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti-Money Laundering Compliance Officer Chief Compliance Officer	Since 2002 Since 2004	Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti-Money Laundering Compliance Officer and Vice President of certain mutual funds associated with Citigroup; Director of Compliance, Europe, the Middle East and Africa, CAM (from 1999 to 2000); Chief Compliance Officer, SBFM, CFM, TIA, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc.	N/A	N/A

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

*	Each Director and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

●

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2005:

	Growth Portfolio		Balanced Portfolio
Record Date:	7/27/2004	12/28/2004	Quarterly
Payable Date:	7/30/2004	12/31/2004	Quarterly

Qualified Dividend Income for Individuals	—	62.13%	30.90%

Dividends Qualifying for the Dividends Received Deduction for Corporations	22.48%	54.17%	30.13%

Interest from Federal Obligations	2.23%	2.23%	4.52%

	Conservative Portfolio	Income Portfolio
Record Date:	Quarterly	Monthly
Payable Date:	Quarterly	Monthly

Qualified Dividend Income for Indviduals	10.37%	3.09%

Dividends Qualifying for the Dividends Received Deduction for Corporations	10.80%	3.34%

Interest from Federal Obligations	4.77%	3.93%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

●

Smith Barney Allocation Series Inc.

Directors

H. John Ellis

R. Jay Gerken, CFA
Chairman

Armon E. Kamesar

Stephen E. Kaufman

John J. Murphy

Officers

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Steven Bleiberg

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money

Laundering Compliance Officer

and Chief Compliance Officer

Robert I. Frenkel

Secretary and Chief

Legal Officer

Investment Manager

Smith Barney Fund Management LLC

Distributors

Citigroup Global Markets Inc.

PFS Distributors, Inc.

Custodian

State Street Bank and Trust Company

Transfer Agent

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

Sub-Transfer Agents

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, Rhode Island 02940-9662

Smith Barney

Allocation Series Inc.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

www.smithbarneymutualfunds.com

Smith Barney Allocation Series Inc.

High Growth Portfolio

Growth Portfolio

Balanced Portfolio

Conservative Portfolio

Income Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

This report is submitted for the general information of the shareholders of Smith Barney Allocation Series Inc., but it may also be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.	©2005 Citigroup Global Markets Inc. Member NASD, SIPC FD01278 3/05 05-8042

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Armon E. Kamesar, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Kamesar as the Audit Committee’s financial expert. Mr. Kamesar is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. Principal Accountant Fees and Services

(a) Audit Fees for the Smith Barney Allocation Series Inc. were $119,200 and $112,000 for the years ended 1/31/05 and 1/31/04.

(b) Audit-Related Fees for the Smith Barney Allocation Series Inc. were $0 and $0 for the years ended 1/31/05 and 1/31/04.

(c) Tax Fees for Smith Barney Allocation Series Inc. of $23,200 and $18,800 for the years ended 1/31/05 and 1/31/04. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Allocation Series Inc.

(d) All Other Fees for Smith Barney Allocation Series Inc. of $0 and $0 for the years ended 1/31/05 and 1/31/04.

(e) (1) Audit Committee’s pre–approval policies and procedures described in paragraph(c)(7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Allocation Series Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 1/31/05 and 1/31/04; Tax Fees were 100% and 100% for the years ended 1/31/05 and 1/31/04; and Other Fees were 100% and 100% for the years ended 1/31/05 and 1/31/04.

(f) N/A

(g) Non-audit fees billed by the Accountant for services rendered to The Smith Barney Allocation Series Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to The Smith Barney Allocation Series Inc.. Fees billed to and paid by Citigroup Global Markets, Inc. related to the transfer agent matter as fully described in the notes to the financial statements titled “additional information” were $75,000 and $0 for the years ended 1/31/05 and 1/31/04.

(h) Yes. The Smith Barney Allocation Series Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Accountant to the Smith Barney Allocation Series Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Allocation Series Inc.

Date:	April 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney Allocation Series Inc.

Date:	April 8, 2005

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Smith Barney Allocation Series Inc.

Date:	April 8, 2005